Summary of Significant Accounting Policies (Computation of Basic and Diluted Income Per Ordinary Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Net income attributable to ordinary shares (US$ thousands)	$ 18,306	$ 10,541	$ 5,725
Weighted average number of ordinary shares outstanding used in basic income per ordinary share calculation	6,696,671	6,825,630	7,118,244
Add of outstanding dilutive potential ordinary shares	99,748	143,172	38,519
Weighted average number of ordinary shares outstanding used in diluted income per ordinary share calculation	6,796,419	6,968,802	7,156,763
Basic income per ordinary shares (US$)	$ 2.733	$ 1.544	$ 0.804
Diluted income per ordinary shares (US$)	$ 2.694	$ 1.513	$ 0.8
Weighted average number of shares related to options and RSUs excluded from the diluted earnings per share calculation because of anti-dilutive effect	251,868	65,534	180,916